CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Contractual Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital commitments
Acquisition of tangible assets contracted for	$ 141	$ 178	$ 146
Acquisition of tangible assets not contracted for	392	259	547
Capital commitments	533	437	693
Purchase obligations [Abstract]
Purchase obligations	699	1,011	1,047
Within one year
Purchase obligations [Abstract]
Purchase obligations	428	436	423
- thereafter
Purchase obligations [Abstract]
Purchase obligations	271	575	624
Joint ventures
Capital commitments
Capital commitments	0	0	4
Non-sustaining capital
Capital commitments
Capital commitments	314	194	401
Non-sustaining capital | Within one year
Capital commitments
Capital commitments	240	155	337
Non-sustaining capital | - thereafter
Capital commitments
Capital commitments	74	39	64
Sustaining capital
Capital commitments
Capital commitments	219	243	292
Sustaining capital | Within one year
Capital commitments
Capital commitments	205	243	292
Sustaining capital | - thereafter
Capital commitments
Capital commitments	$ 14	$ 0	$ 0